                                               April 14, 2006



                                               Fund Profile
                                               First American Investment
                                               Funds, Inc.

                                               ASSET CLASS - STOCK FUNDS

                                  LARGE CAP GROWTH
                                OPPORTUNITIES FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Large Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $825 million to $373.3 billion as of March 31, 2006, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, large capitalization growth stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                  FUND PROFILE - First American Large Cap Growth
                                                  Opportunities Fund

First American Large Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)


1996                                                                             18.15%
1997                                                                             22.91%
1998                                                                             30.46%
1999                                                                             14.29%
2000                                                                             -1.22%
2001                                                                            -22.21%
2002                                                                            -25.08%
2003                                                                             24.20%
2004                                                                              8.97%
2005                                                                              7.09%


Best Quarter:
Quarter ended                                       December 31, 1998          24.04%
Worst Quarter:
Quarter ended                                       September 30, 2001         (17.48)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Opportunities Fund         12/29/92                  12.07%                     0.64%                    5.49%
-------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                          13.14%                     1.66%                    6.50%
-------------------------------------------------------------------------------------------------------------------------------

(1)Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.

(2)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.65%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             0.95%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $   97
   3 years                                                    $  303
   5 years                                                    $  525
  10 years                                                    $1,166


                              2
                                  FUND PROFILE - First American Large Cap Growth
                                                  Opportunities Fund

First American Large Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by the advisor's Mid- and Large-Cap Growth Team. The members of that team are:

Thomas A. Gunderson, CFA, Senior Equity Portfolio Manager, head of the Mid- and Large-Cap Growth Team, has served as the lead portfolio manager for the fund since December 2003. Prior to joining FAF Advisors in 2003, Mr. Gunderson managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 18 years and has 23 years of financial industry experience.

Hal Goldstein, Senior Equity Portfolio Manager, has been a portfolio manager for the fund since July 2002. Prior to joining FAF Advisors in 2002, Mr. Goldstein was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 25 years of financial industry experience, including 11 years in portfolio management.

James A. Diedrich, CFA, Senior Equity Portfolio Manager, has been a portfolio manager for the fund since February 2006. Prior to joining FAF Advisors, Mr. Diedrich was the head of global equity and managed all U.S. and international equity portfolios at St. Paul Companies. Before his tenure with the St. Paul Companies, Mr. Diedrich was a portfolio manager of a U.S. large-cap product at Investment Advisors, Inc. Prior to that, he was an assistant portfolio manager of a corporate equity portfolio at Advantus Capital Management. Mr. Diedrich has been a portfolio manager for 17 years and has 22 years of investment experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                  FUND PROFILE - First American Large Cap Growth
                                                  Opportunities Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                         LARGE CAP
                                        VALUE FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Large Cap Value FUND

--------------------------------------------------------------------------------

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $825 million to $373.3 billion as of March 31, 2006, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes meet at least two of the following criteria:

- undervalued relative to other securities in the same industry or market.

- good or improving fundamentals.

- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Large Cap Value Fund include:


Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, large capitalization value stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                     FUND PROFILE - First American Large Cap
                                     Value Fund

First American Large Cap Value FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1996                                                                             29.47%
1997                                                                             22.80%
1998                                                                              9.99%
1999                                                                              8.20%
2000                                                                              0.46%
2001                                                                             -7.71%
2002                                                                            -20.75%
2003                                                                             25.82%
2004                                                                             13.44%
2005                                                                              7.21%

Best Quarter:
Quarter ended                                       December 31, 1998          16.64%
Worst Quarter:
Quarter ended                                       September 30, 2002         (18.78)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06                                   Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                          2/4/94                  13.51%                     4.61%                    7.66%
-------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(1)                                           13.31%                     7.79%                   10.97%
-------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.65%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             0.95%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $   97
   3 years                                                    $  303
   5 years                                                    $  525
  10 years                                                    $1,166


                              2
                                     FUND PROFILE - First American Large Cap
                                     Value Fund

First American Large Cap Value FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Brent Mellum, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the fund since April 2004. Mr. Mellum joined FAF Advisors in 1993 and has 13 years of financial industry experience, including 11 years in portfolio management.

Kevin Earley, CFA, Equity Portfolio Manager, has co-managed the fund since September 2000. Mr. Earley joined FAF Advisors in 1997. Mr. Earley has 19 years of financial industry experience, including seven years in portfolio management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                     FUND PROFILE - First American Large Cap
                                     Value Fund


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                    MID CAP GROWTH
                                OPPORTUNITIES FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Mid Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of March 31, 2006, market capitalizations of companies in the Russell Midcap Index ranged from approximately $825 million to $22.6 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, mid-capitalization growth stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund

First American Mid Cap Growth Opportunities FUND continued



Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


                              2
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund

First American Mid Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1996                                                                             18.87%
1997                                                                             17.42%
1998                                                                              4.91%
1999                                                                              2.53%
2000                                                                             25.60%
2001                                                                             -3.41%
2002                                                                            -15.21%
2003                                                                             33.41%
2004                                                                             21.61%
2005                                                                             12.54%

Best Quarter:
Quarter ended                                       December 31, 1999          24.27%
Worst Quarter:
Quarter ended                                       September 30, 2001         (19.85)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Opportunities Fund           12/28/89                  25.86%                    12.40%                   11.17%
-------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(2)                                        22.68%                     8.99%                    9.39%
-------------------------------------------------------------------------------------------------------------------------------

(1)Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

(2)An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.70%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             0.99%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $  101
   3 years                                                    $  315
   5 years                                                    $  547
  10 years                                                    $1,213


                              3
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund

First American Mid Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by the advisor's Mid- and Large-Cap Growth Team. The members of that team are:

James A. Diedrich, CFA, Senior Equity Portfolio Manager, has served as the primary portfolio manager for the fund since February 2006. Prior to joining FAF Advisors, Mr. Diedrich was the head of global equity and managed all U.S. and international equity portfolios at St. Paul Companies. Before his tenure with the St. Paul Companies, Mr. Diedrich was a portfolio manager of a U.S. large-cap product at Investment Advisors, Inc. Prior to that, he was an assistant portfolio manager of a corporate equity portfolio at Advantus Capital Management. Mr. Diedrich has been a portfolio manager for 17 years and has 22 years of investment experience.

Thomas A. Gunderson, CFA, Senior Equity Portfolio Manager, head of the Mid- and Large-Cap Growth Team, has been a portfolio manager for the fund since December 2003. Prior to joining FAF Advisors in 2003, Mr. Gunderson managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 18 years and has 23 years of financial industry experience.

Hal Goldstein, Senior Equity Portfolio Manager, has been a portfolio manager for the fund since March 2003. Prior to joining FAF Advisors in 2002, Mr. Goldstein was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 25 years of financial industry experience, including 11 years in portfolio management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              4
                                           FUND PROFILE - First American Mid
                                           Cap Growth Opportunities Fund

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                           MID CAP
                                        VALUE FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Mid Cap Value FUND

--------------------------------------------------------------------------------

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of March 31, 2006, market capitalizations of companies in the Russell Midcap Index ranged from approximately $825 million to $22.6 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

- are undervalued relative to other securities in the same industry or market.

- exhibit good or improving fundamentals.

- exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Mid Cap Value Fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, mid-capitalization value stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Mid
                                           Cap Value Fund

First American Mid Cap Value FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1996                                                                             32.34%
1997                                                                             24.53%
1998                                                                            -12.96%
1999                                                                             -6.00%
2000                                                                             21.27%
2001                                                                             -0.28%
2002                                                                             -9.06%
2003                                                                             33.97%
2004                                                                             23.10%
2005                                                                             12.62%

Best Quarter:
Quarter ended                                       June 30, 1997              17.97%
Worst Quarter:
Quarter ended                                       September 30, 1998         (30.80)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06                                   Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                            2/4/94                  18.33%                    13.76%                   10.68%
-------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(1)                                         20.30%                    14.69%                   13.87%
-------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.70%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             1.00%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $  102
   3 years                                                    $  318
   5 years                                                    $  552
  10 years                                                    $1,225


                              2
                                           FUND PROFILE - First American Mid
                                           Cap Value Fund

First American Mid Cap Value FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Kevin Earley, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since June 2004. Prior to that time, he co-managed the fund since 1999. Mr. Earley joined FAF Advisors in 1997 and has 19 years of financial industry experience, including seven years in portfolio management.

Brent Mellum, CFA, Senior Equity Portfolio Manager, has co-managed the fund since October 1999. Mr. Mellum joined FAF Advisors in 1993 and has 13 years of financial industry experience, including 11 years in portfolio management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Mid
                                           Cap Value Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                  SMALL CAP GROWTH
                                OPPORTUNITIES FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Small Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2006, market capitalizations of companies in the Russell 2000 Index ranged from approximately $13 million to $5.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, small-capitalization growth stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund

First American Small Cap Growth Opportunities FUND continued

for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which the fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


                              2
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund

First American Small Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)
(BAR CHART)

1996                                                                             57.23%
1997                                                                             13.92%
1998                                                                             -2.45%
1999                                                                            137.79%
2000                                                                             11.60%
2001                                                                              5.39%
2002                                                                            -25.59%
2003                                                                             59.45%
2004                                                                              0.88%
2005                                                                              9.59%

Best Quarter:
Quarter ended                                       December 31, 1999          70.80%
Worst Quarter:
Quarter ended                                       September 30, 1998         (30.81)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06(1,2)                              Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Opportunities Fund           8/1/95                  24.99%                    10.87%                   20.31%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(3)                                          27.84%                     8.59%                    5.51%
-------------------------------------------------------------------------------------------------------------------------------

(1)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.
(2)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.
(3)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     1.00%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.31%
  Total Annual Fund Operating Expenses(1)                                             1.31%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year, ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.22%. Fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $  133
   3 years                                                    $  415
   5 years                                                    $  718
  10 years                                                    $1,579


                              3
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund

First American Small Cap Growth Opportunities FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor.(1) FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Sean A. McLeod, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since April 2004. Prior to joining FAF Advisors in 2004, Mr. McLeod was employed by M&I Investment Management Corporation from December 1997 to April 2004 where he served as portfolio manager of the Marshall Small Cap Growth Fund and senior equity analyst on the Marshall Small and Mid Cap Growth Funds. Mr. McLeod has 11 years of financial industry experience.

Rob McDougall, CFA, Equity Portfolio Manager, has co-managed the fund since May 2004. Prior to joining FAF Advisors in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He has 18 years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

---------------------------------------------------------------

(1)As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is conducting an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.


                              4
                                  FUND PROFILE - First American Small Cap Growth
                                                  Opportunities Fund

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                         SMALL CAP
                                        VALUE FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Small Cap Value FUND

--------------------------------------------------------------------------------

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2006, market capitalizations of companies in the Russell 2000 Index ranged from approximately $13 million to $5.4 billion.

In selecting stocks, the fund's advisor invests in securities it believes meet at least two of the following criteria:

- undervalued relative to other securities in the same industry or market.

- good or improving fundamentals.

- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Small Cap Value Fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, small-capitalization value stocks may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which the fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American Small
                                           Cap Value Fund

First American Small Cap Value FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1996                                                                             20.36%
1997                                                                             20.37%
1998                                                                             -8.26%
1999                                                                              6.24%
2000                                                                             20.43%
2001                                                                              5.21%
2002                                                                            -14.09%
2003                                                                             43.24%
2004                                                                             19.65%
2005                                                                              7.15%

Best Quarter:
Quarter ended                                       June 30, 1999              18.90%
Worst Quarter:
Quarter ended                                       September 30, 1998         (23.17)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06(1)                                Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                          1/1/88                  21.17%                    14.05%                   12.07%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                                           23.77%                    16.24%                   14.03%
-------------------------------------------------------------------------------------------------------------------------------

(1)On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers.

(2)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                        None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                    None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                        0.70%
  Distribution and/or Service (12b-1) Fees                                                None
  Other Expenses                                                                         0.31%
  Total Annual Fund Operating Expenses(1)                                                1.01%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $  103
   3 years                                                    $  322
   5 years                                                    $  558
  10 years                                                    $1,236


                              2
                                           FUND PROFILE - First American Small
                                           Cap Value Fund

First American Small Cap Value FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Karen L. Bowie, CFA, Equity Portfolio Manager, has served as the primary portfolio manager for the fund since March 2006. Prior to her appointment as primary portfolio manager, she had been a co-manager of the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with FAF Advisors in portfolio management, equity research, and fund management.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Small
                                           Cap Value Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                          April 14, 2006



                                          Fund Profile
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS

                        EQUITY INDEX FUND

            U.S. BANK 401(K) SAVINGS PLAN
                           CLASS Y SHARES

                                          This profile is intended for use in
                                          connection with the U.S. Bank 401(k)
                                          Savings Plan and is not intended for
                                          use by other investors.

                                          This profile summarizes key
                                          information about the fund that is
                                          included in the fund's prospectus. The
                                          fund's prospectus includes additional
                                          information about the fund, including
                                          a more detailed description of the
                                          risks associated with investing in the
                                          fund that you may want to consider
                                          before you invest. You may obtain the
                                          prospectus and other information about
                                          the fund at no cost by calling First
                                          American Funds Investor Services at
                                          800 677-FUND, or by contacting your
                                          investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Equity Index FUND

--------------------------------------------------------------------------------

OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500 Index).

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of March 31, 2006, market capitalizations of companies in the S&P 500 Index ranged from approximately $817 million to $373.3 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.

Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Equity Index Fund include:

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the large-capitalization stocks in which the fund invests may underperform the market as a whole.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Failure to Match Index Performance.   The ability of Equity Index Fund to
replicate the performance of its index may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated, changes in the composition of the index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                                           FUND PROFILE - First American Equity
                                           Index Fund

First American Equity Index FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

1996                                                                           22.44%
1997                                                                           32.84%
1998                                                                           28.56%
1999                                                                           20.41%
2000                                                                           -9.58%
2001                                                                          -12.13%
2002                                                                          -22.19%
2003                                                                           28.14%
2004                                                                           10.50%
2005                                                                            4.65%

Best Quarter:
Quarter ended                                       December 31, 1998        21.39%
Worst Quarter:
Quarter ended                                       September 30, 2002       (17.17)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06                                   Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                             2/4/94                  11.40%                     3.66%                    8.59%
-------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index(1)                                        11.73%                     3.97%                    8.95%
-------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-----------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------
  Management Fees                                                            0.25%
  Distribution and/or Service (12b-1) Fees                                   None
  Other Expenses                                                             0.29%
  Total Annual Fund Operating Expenses(1)                                    0.54%
-----------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.37%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $ 55
   3 years                                                     $173
   5 years                                                     $302
  10 years                                                     $677


                              2
                                           FUND PROFILE - First American Equity
                                           Index Fund

First American Equity Index FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Walter A. French, Director, Equity Risk Management and Quantitative Products, has served as the primary portfolio manager for the Equity Index Fund since October 1999. Mr. French joined FAF Advisors in 1999 and has 32 years of financial industry experience, including 16 years in portfolio management.

David A. Friar, Quantitative Equity Analyst. Mr. Friar has co-managed the funds since September 2000. Mr. Friar joined FAF Advisors in 1999 and has eight years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in
Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              3
                                           FUND PROFILE - First American Equity
                                           Index Fund
FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - STOCK FUNDS

                                     INTERNATIONAL
                                              FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American International FUND


---------------------------------------------------------------

OBJECTIVE


International Fund has an objective of long-term growth of capital.


---------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

- that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the most attractive valuation opportunity within their local market. Focus is placed on companies expected to grow more quickly than their peers, but where this growth is not fully reflected in the current valuation. As a second stage of the process, these companies are compared to their peers within their industry on a cross-border basis by a team of global sector specialists, seeking to identify the most attractive companies within each industry.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.


---------------------------------------------------------------

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in International Fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes the fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the sub-advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the sub-advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

Emerging Markets Risk.   The risks of international investing are particularly
significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Equity Securities Risk.   Equity securities may decline significantly in price
over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Foreign Currency Hedging Transaction Risk.   In order to hedge against adverse
movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American
                                           International Fund

First American International FUND continued

International Investing Risk.   International investing involves risks not
typically associated with U.S. investing. These risks include:

Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Foreign Tax Risk. The fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.


---------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


                              2
                                           FUND PROFILE - First American
                                           International Fund

First American International FUND continued

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)
(BAR CHART)

1996                                                                             10.36%
1997                                                                              4.88%
1998                                                                             17.91%
1999                                                                             50.93%
2000                                                                            -15.35%
2001                                                                            -23.38%
2002                                                                            -18.85%
2003                                                                             36.43%
2004                                                                             10.91%
2005                                                                             11.88%

Best Quarter:
Quarter ended                                       December 31, 1999          27.60%
Worst Quarter:
Quarter ended                                       September 30, 2002         (19.13)%

AVERAGE ANNUAL TOTAL RETURNS               Inception
AS OF 3/31/06(1,2)                              Date                One Year                Five Years                Ten Years
-------------------------------------------------------------------------------------------------------------------------------
International Fund                            4/4/94                  24.15%                     5.78%                    6.82%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)                                24.94%                    10.04%                    6.83%
-------------------------------------------------------------------------------------------------------------------------------

(1)Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar International Value Fund, merged into the fund on that date.

(2)Prior to 12/9/04, the fund's assets were managed by a different sub-advisor.

(3)An unmanaged index of common stocks in Europe, Australia, and the Far East.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     1.00%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.29%
  Total Annual Fund Operating Expenses(1)                                             1.29%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.27%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $  131
   3 years                                                    $  409
   5 years                                                    $  708
  10 years                                                    $1,556


                              3
                                           FUND PROFILE - First American
                                           International Fund

First American International FUND continued

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located at 522 Fifth Avenue, New York, New York, is the sub-advisor for International Fund.

J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2005, J.P. Morgan and its affiliates had approximately $847 billion in assets under management.

The International Fund is managed by a team led by James Fisher and Howard Williams. James Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Howard Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.

---------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

---------------------------------------------------------------
PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              4
                                           FUND PROFILE - First American
                                           International Fund

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                             April 14, 2006


                                             Fund Profile
                                             First American Investment Funds,
                                             Inc.


                                             ASSET CLASS - BOND FUNDS

                                      CORE BOND FUND

                         U.S. BANK 401(K) SAVINGS PLAN
                                        CLASS Y SHARES

                                        This profile is intended for use in
                                        connection with the U.S. Bank 401(k)
                                        Savings Plan and is not intended for use by other investors.


                                        This profile summarizes key information
                                        about the fund that is included in the
                                        fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Core Bond FUND

--------------------------------------------------------------------------------

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

- residential and commercial mortgage-backed securities.

- asset-backed securities.

- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Call Risk.   Bonds may be redeemed at the option of the issuer, or "called,"
before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk.   The fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When the fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.

The fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                                           FUND PROFILE - First American Core
                                           Bond Fund

First American Core Bond FUND continued

adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

Derivative Instrument Risk.   The use of derivative instruments exposes the fund
to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, foreign currencies, index prices, or interest rates will not move in the direction that the advisor anticipates; in the case of a credit default swap, the risk that the advisor will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

The fund may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Dollar Roll Transaction Risk.   In a dollar roll transaction, the fund sells
mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit the fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

Foreign Security Risk.   The fund may invest in dollar denominated foreign
securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Income Risk.   The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage- and Asset-Backed Securities Risk" below) in lower-yielding securities.

Interest Rate Risk.   Debt securities in the fund will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities, may be highly volatile as interest rates rise or fall.

Mortgage- and Asset-Backed Securities Risk.
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans, home equity loans, corporate bonds, or commercial loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. The fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.


                              2
                                           FUND PROFILE - First American Core
                                           Bond Fund

First American Core Bond FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

1996                                                                              3.46%
1997                                                                              8.85%
1998                                                                              8.93%
1999                                                                             -2.76%
2000                                                                             11.06%
2001                                                                              8.10%
2002                                                                              8.31%
2003                                                                              4.22%
2004                                                                              3.78%
2005                                                                              2.34%

Best Quarter:
Quarter ended                            September 30, 1998                      4.82%
Worst Quarter:
Quarter ended                            June 30, 2004                          (2.48)%

AVERAGE ANNUAL TOTAL RETURNS                 Inception
AS OF 3/31/06                                     Date                One Year                Five Years                Ten Years
---------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                  2/4/94                   2.01%                     4.51%                    5.65%
---------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)                                           2.26%                     5.11%                    6.29%
---------------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.50%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.30%
  Total Annual Fund Operating Expenses(1)                                             0.80%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $ 82
   3 years                                                     $255
   5 years                                                     $444
  10 years                                                     $990


                              3
                                           FUND PROFILE - First American Core
                                           Bond Fund

First American Core Bond FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Timothy A. Palmer, CFA, Senior Fixed-Income Portfolio Manager, has served as the primary portfolio manager for the fund since he joined FAF Advisors in May 2003. Mr. Palmer was a Senior Fixed Income Portfolio Manager at American Express Financial Advisors from April 2001 until February 2003. Prior to joining American Express, Mr. Palmer was Managing Principal and CEO at Atlas Capital Management LLC, a fixed-income management company. Mr. Palmer has 20 years of financial industry experience, including 17 years in portfolio management.

Chris J. Neuharth, CFA, Senior Fixed-Income Portfolio Manager, has co-managed the fund since October 2002. Mr. Neuharth rejoined FAF Advisors in 2000 and has 25 years of financial industry experience, including 21 years in portfolio management. From August 1999 to February 2000, Mr. Neuharth was employed by Brinson Partners where he served as a director and senior portfolio manager.

Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, has co-managed the fund since June 2001. Ms. Kung joined FAF Advisors in 1993 and has 14 years of portfolio management experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.


                              4
                                           FUND PROFILE - First American Core
                                           Bond Fund

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                                               April 14, 2006



                                               Fund Profile
                                               First American Investment Funds,
                                               Inc.

                                               ASSET CLASS - BOND FUNDS

                                      INTERMEDIATE
                                   GOVERNMENT BOND
                                              FUND

                     U.S. BANK 401(K) SAVINGS PLAN
                                    CLASS Y SHARES

                                               This profile is intended for use
                                               in connection with the U.S. Bank
                                               401(k) Savings Plan and is not
                                               intended for use by other
                                               investors.

                                               This profile summarizes key
                                               information about the fund that
                                               is included in the fund's
                                               prospectus. The fund's prospectus
                                               includes additional information
                                               about the fund, including a more
                                               detailed description of the risks
                                               associated with investing in the
                                               fund that you may want to
                                               consider before you invest. You
                                               may obtain the prospectus and
                                               other information about the fund
                                               at no cost by calling First
                                               American Funds Investor Services
                                               at 800 677-FUND, or by contacting
                                               your investment professional.

(FIRST AMERICAN FUNDS LOGO)

First American Intermediate Government Bond FUND

--------------------------------------------------------------------------------

OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests substantially all of its assets in U.S. government securities that pay interest that is generally exempt from state income tax. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities that pay interest exempt from state income tax include U.S. Treasury obligations and obligations issued by certain U.S. government agencies or instrumentalities, including, but not limited to, the following:

- Federal Farm Credit Banks.

- Federal Home Loan Banks System.

- Tennessee Valley Authority.

Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

Active Management Risk.   The fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Call Risk.   Bonds may be redeemed at the option of the issuer, or "called,"
before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk.   The fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities. The fund invests primarily in U.S. government securities which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality.

Income Risk.   The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above) in lower-yielding securities.

Interest Rate Risk.   Debt securities in the fund will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


  NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                              1
                                           FUND PROFILE - First American
                                           Intermediate Government Bond Fund

First American Intermediate Government Bond FUND continued

--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
(BAR CHART)

2003                                                                             1.59%
2004                                                                             1.74%
2005                                                                             1.78%

Best Quarter:
Quarter ended                                       June 30, 2005              2.29%
Worst Quarter:
Quarter ended                                       June 30, 2004              (2.26)%

AVERAGE ANNUAL TOTAL RETURNS                          Inception                                                        Since
AS OF 3/31/06                                              Date                      One Year                      Inception
----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund                      10/25/02                         1.85%                          1.85%
----------------------------------------------------------------------------------------------------------------------------
Lehman Intermediate Treasury Bond Index(1)                                              1.84%                          1.79%
----------------------------------------------------------------------------------------------------------------------------

(1)An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and ten years. The since inception performance of the index is calculated from 10/31/02.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS Y
----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None
  (as a percentage of original purchase price or redemption proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------
  Management Fees                                                                     0.50%
  Distribution and/or Service (12b-1) Fees                                            None
  Other Expenses                                                                      0.34%
  Total Annual Fund Operating Expenses(1)                                             0.84%
----------------------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                     $   86
   3 years                                                    $  268
   5 years                                                    $  466
  10 years                                                    $1,037


                              2
                                           FUND PROFILE - First American
                                           Intermediate Government Bond Fund

First American Intermediate Government Bond FUND continued

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of February 28, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, has served as the primary portfolio manager for the fund since November 2002. Ms. Kung joined FAF Advisors in 1993 and has 14 years of portfolio management experience.

Linda Sauber, Fixed-Income Trader, has co-managed the fund since February 2003. Prior to joining FAF Advisors in 2003, Ms. Sauber obtained her MBA from the University of St. Thomas after working as a senior fixed-income trader with Advantus Capital Management. She has 19 years of financial industry experience.

--------------------------------------------------------------------------------

REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

--------------------------------------------------------------------------------

PLAN DISTRIBUTIONS AND TAXES

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

FAF Advisors, Inc., serves as the investment advisor to the First American
Funds.

3/2006

                              3
                                           FUND PROFILE - First American
                                           Intermediate Government Bond Fund